Taxes - Summary of Effective Income Tax Rate (Parenthetical) (Detail) $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($)
Pluto PRRT Deferred Tax Asset [Member]
Disclosure Of Effective Income Tax Rate [Line Items]
Increase (decrease) in deferred tax asset	$ 1,362